UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York       November 14, 2011
---------------------------------  -----------------------    -----------------
           [Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              36
                                              ---------------

Form 13F Information Table Value Total:           $755,283
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None




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                                                            Anchorage Capital Group, L.L.C.
                                                              FORM 13F Information Table
                                                           Quarter Ended September 30, 2011

------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                                          --------   -------   ---  ----  ---------- --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ARMSTRONG WORLD INDS INC NEW  COM              04247X102    3,788     110,000   SH           SOLE                110,000
BEAZER HOMES USA INC          COM              07556Q105    6,758   4,475,297   SH           SOLE              4,475,297
BEAZER HOMES USA INC          NT SUB7.5%2013   07556Q402    1,259     125,000   PRN          SOLE                               NONE
BEAZER HOMES USA INC          UNIT 99/99/9999  07556Q501      894      90,000   SH           SOLE                 90,000
BEAZER HOMES USA INC          COM              07556Q105      453     300,000   SH  CALL     SOLE                300,000
BRUNSWICK CORP                COM              117043109   36,523   2,601,330   SH           SOLE              2,601,330
CENTRAL PAC FINL CORP         COM NEW          154760409   97,659   9,463,095   SH           SOLE              9,463,095
CIT GROUP INC                 COM NEW          125581801   41,334   1,361,000   SH           SOLE              1,361,000
CVS CAREMARK CORPORATION      COM              126650100   25,193     750,000   SH  CALL     SOLE                750,000
DANA HLDG CORP                COM              235825205   13,288   1,265,500   SH           SOLE              1,265,500
DORAL FINL CORP               COM NEW          25811P886    6,335   5,812,092   SH           SOLE              5,812,092
ENER1 INC                     COM NEW          29267A203      589   4,300,000   SH           SOLE              4,300,000
EXPRESS SCRIPTS INC           COM              302182100   66,726   1,800,000   SH  CALL     SOLE              1,800,000
FAIRPOINT COMMUNICATIONS INC  COM NEW          305560302   11,088   2,578,661   SH           SOLE              2,578,661
GENERAL MTRS CO               *W EXP 07/10/201 37045V118   13,180   1,132,260   SH           SOLE              1,132,260
GENERAL MTRS CO               *W EXP 07/10/201 37045V126    8,979   1,132,260   SH           SOLE              1,132,260
GENERAL MTRS CO               COM              37045V100    3,642     180,486   SH           SOLE                180,486
GENERAL MTRS CO               JR PFD CNV SRB   37045V209   14,032     400,000   PRN          SOLE                               NONE
GNC HLDGS INC                 COM CL A         36191G107   18,442     916,592   SH           SOLE                916,592
HAMPTON ROADS BANKSHARES INC  COM NEW          409321502   33,812   7,194,008   SH           SOLE              7,194,008
ISHARES TR                    RUSSELL 2000     464287655  167,180   2,600,000   SH  PUT      SOLE              2,600,000
KB HOME                       COM              48666K109   19,748   3,370,000   SH           SOLE              3,370,000
LEAP WIRELESS INTL INC        COM NEW          521863308    2,799     405,000   SH  CALL     SOLE                405,000
LEAR CORP                     COM NEW          521865204   31,321     730,100   SH           SOLE                730,100
POPULAR INC                   COM              733174106    8,130   5,420,000   SH           SOLE              5,420,000
QUAD / GRAPHICS INC           COM CL A         747301109    7,082     391,934   SH           SOLE                391,934
QUALITY DISTR INC FLA         COM              74756M102    3,192     355,900   SH           SOLE                355,900
ROYAL BK SCOTLAND GROUP PLC   ADR PFD SER P    780097762    1,704     162,322   SH           SOLE                162,322
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N   780097770      529      49,900   SH           SOLE                 49,900
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R   780097747      517      50,000   SH           SOLE                 50,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M    780097796    2,298     215,000   SH           SOLE                215,000
SEABRIDGE GOLD INC            COM              811916105    4,496     200,000   SH           SOLE                200,000
SPRINT NEXTEL CORP            COM SER 1        852061100   12,160   4,000,000   SH  CALL     SOLE              4,000,000
STERLING FINL CORP WASH       COM NEW          859319303   28,136   2,272,727   SH           SOLE              2,272,727
SUN BANCORP INC               COM              86663B102   22,420   8,460,421   SH           SOLE              8,460,421
SYNOVUS FINL CORP             COM              87161C105   39,597  37,007,000   SH           SOLE             37,007,000
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